Quarterly Report
October 31, 2024
MFS®  Intrinsic Value Fund
UIV-Q1

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 1.0%
Honeywell International, Inc.	235	$48,335
Alcoholic Beverages – 0.9%
Diageo PLC	835	$26,035
Pernod Ricard S.A.	144	17,981
		$44,016
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	32	$21,226
NIKE, Inc., “B”	284	21,905
		$43,131
Biotechnology – 0.4%
Illumina, Inc. (a)	136	$19,603
Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	1,614	$114,320
CME Group, Inc.	384	86,538
		$200,858
Business Services – 4.6%
Accenture PLC, “A”	232	$79,998
Equifax, Inc.	125	33,127
Morningstar, Inc.	117	38,382
TransUnion	398	40,317
Verisk Analytics, Inc., “A”	130	35,714
		$227,538
Computer Software – 13.9%
Autodesk, Inc. (a)	219	$62,152
Cadence Design Systems, Inc. (a)	361	99,679
LiveRamp Holdings, Inc. (a)	217	5,432
Microsoft Corp.	807	327,925
PTC, Inc. (a)	173	32,062
Salesforce, Inc.	395	115,091
Synopsys, Inc. (a)	99	50,847
		$693,188
Computer Software - Systems – 1.7%
Capgemini	287	$49,477
Workday, Inc. (a)	162	37,883
		$87,360
Construction – 9.1%
Allegion PLC	266	$37,142
CRH PLC	623	59,453
Ferguson Enterprises, Inc.	279	54,890
Martin Marietta Materials, Inc.	129	76,412
Otis Worldwide Corp.	505	49,591
Sherwin-Williams Co.	53	19,015
Simpson Manufacturing Co., Inc.	128	23,013
Vulcan Materials Co.	329	90,123
Watsco, Inc.	101	47,774
		$457,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.1%
Colgate-Palmolive Co.	1,442	$135,130
Kenvue, Inc.	3,040	69,707
		$204,837
Electrical Equipment – 3.7%
Hubbell, Inc.	97	$41,422
Johnson Controls International PLC	868	65,577
Rockwell Automation, Inc.	210	56,009
TE Connectivity PLC	159	23,440
		$186,448
Electronics – 7.1%
Analog Devices, Inc.	431	$96,160
Applied Materials, Inc.	215	39,040
KLA Corp.	67	44,637
Lam Research Corp.	560	41,636
Micron Technology, Inc.	415	41,355
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	483	92,031
		$354,859
Energy - Independent – 1.6%
ConocoPhillips	728	$79,745
Energy - Integrated – 1.0%
TotalEnergies SE	831	$51,978
Insurance – 5.8%
Aon PLC	256	$93,919
Arthur J. Gallagher & Co.	292	82,110
Marsh & McLennan Cos., Inc.	290	63,290
Willis Towers Watson PLC	169	51,070
		$290,389
Internet – 1.0%
Alphabet, Inc., “A”	301	$51,504
Leisure & Toys – 0.9%
Electronic Arts, Inc.	187	$28,209
Take-Two Interactive Software, Inc. (a)	111	17,951
		$46,160
Machinery & Tools – 6.1%
Graco, Inc.	253	$20,607
IDEX Corp.	114	24,469
Ingersoll Rand, Inc.	380	36,480
MSA Safety Inc.	179	29,705
Regal Rexnord Corp.	127	21,151
Trane Technologies PLC	123	45,530
Wabtec Corp.	279	52,446
Watts Water Technologies, “A”	382	72,805
		$303,193
Major Banks – 2.5%
Bank of America Corp.	2,410	$100,786
Resona Holdings, Inc.	3,500	23,311
		$124,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	173	$38,425
Veeva Systems, Inc. (a)	165	34,457
		$72,882
Medical Equipment – 7.8%
Agilent Technologies, Inc.	730	$95,126
Becton, Dickinson and Co.	371	86,662
Bio-Rad Laboratories, Inc., “A” (a)	148	53,012
Bio-Techne Corp.	227	16,741
Bruker BioSciences Corp.	1,058	59,894
Danaher Corp.	194	47,658
Envista Holdings Corp. (a)	1,219	25,563
Maravai Lifesciences Holdings, Inc., “A” (a)	796	5,898
		$390,554
Other Banks & Diversified Financials – 6.7%
AIB Group PLC	4,972	$26,468
Mastercard, Inc., “A”	289	144,382
Moody's Corp.	147	66,744
Northern Trust Corp.	444	44,631
S&P Global, Inc.	112	53,800
		$336,025
Precious Metals & Minerals – 2.7%
Franco-Nevada Corp.	407	$54,025
Royal Gold, Inc.	308	44,986
Wheaton Precious Metals Corp.	583	38,501
		$137,512
Real Estate – 1.1%
CBRE Group, Inc., “A” (a)	428	$56,055
Specialty Chemicals – 1.6%
Corteva, Inc.	851	$51,843
RPM International, Inc.	219	27,837
		$79,680
Specialty Stores – 5.2%
Amazon.com, Inc. (a)	1,068	$199,075
Costco Wholesale Corp.	72	62,941
		$262,016
Total Common Stocks		$4,849,376
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.87% (v)	163,290	$163,307

Other Assets, Less Liabilities – (0.2)%		(11,250)
Net Assets – 100.0%		$5,001,433
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $163,307 and $4,849,376, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,388,890	$—	$—	$4,388,890
France	21,226	119,436	—	140,662
Canada	92,526	—	—	92,526
Taiwan	92,031	—	—	92,031
United Kingdom	59,453	26,035	—	85,488
Ireland	26,468	—	—	26,468
Japan	—	23,311	—	23,311
Mutual Funds	163,307	—	—	163,307
Total	$4,843,901	$168,782	$—	$5,012,683
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,529	$254,011	$283,233	$18	$(18)	$163,307
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,983	$—